Employee benefit plan	12 Months Ended
Dec. 31, 2020
Employee benefit plan
Employee benefit plan

17. Employee benefit plan

The Company maintains a retirement plan, which is qualified under section 401(k) of the Internal Revenue Code for its U.S. employees. The plan allows eligible employees to defer, at the employee’s discretion, pretax compensation up to the IRS annual limits. The Company matched contributions up to 4% of the eligible employee’s compensation or the maximum amount permitted by law. Total expense for contributions made to U.S. employees was $2,787 for the year ended December 31, 2020 (2019 — $nil).